Reclassified Equity Contracts (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassified Equity Contracts, Shares (in shares)	6,812,500	6,812,500
Excess Of Common Stock Outstanding (in shares)	7,000,000
Common stock, shares authorized (in shares)	450,000,000	150,000,000	150,000,000
Gain On Increase Of Authorised Common Share	$ 0.5
Liability Reclassified As Additional Paid In Capital	$ 30